                             NATIONWIDE MUTUAL FUNDS

                              Nationwide Bond Fund
                           Nationwide Bond Index Fund
                       Nationwide China Opportunities Fund
                        Nationwide Emerging Markets Fund
                         Nationwide Enhanced Income Fund
                    Nationwide Global Financial Services Fund
                     Nationwide Global Health Sciences Fund
                    Nationwide Global Natural Resources Fund
              Nationwide Global Technology and Communications Fund
                        Nationwide Global Utilities Fund
                         Nationwide Government Bond Fund
                             Nationwide Growth Fund
                      Nationwide International Growth Fund
                       Nationwide International Index Fund
                Nationwide Investor Destinations Aggressive Fund
           Nationwide Investor Destinations Moderately Aggressive Fund
                 Nationwide Investor Destinations Moderate Fund
          Nationwide Investor Destinations Moderately Conservative Fund
               Nationwide Investor Destinations Conservative Fund
                         Nationwide Large Cap Value Fund
                        Nationwide Micro Cap Equity Fund
                         Nationwide Mid Cap Growth Fund
                     Nationwide Mid Cap Growth Leaders Fund
                      Nationwide Mid Cap Market Index Fund
                          Nationwide Money Market Fund
                                 Nationwide Fund
                             Nationwide Leaders Fund
                   Nationwide Optimal Allocations Fund: Growth
              Nationwide Optimal Allocations Fund: Moderate Growth
                  Nationwide Optimal Allocations Fund: Moderate
                 Nationwide Optimal Allocations Fund: Defensive
                 Nationwide Optimal Allocations Fund: Specialty
                        Nationwide S&P 500 Index Fund
                       Nationwide Short Duration Bond Fund
                            Nationwide Small Cap Fund
                         Nationwide Small Cap Index Fund
                        Nationwide Small Cap Leaders Fund
                         Nationwide Tax-Free Income Fund
                       Nationwide U.S. Growth Leaders Fund
                 Nationwide U.S. Growth Leaders Long-Short Fund
                       Nationwide Value Opportunities Fund
                        Nationwide Worldwide Leaders Fund
                        NorthPointe Small Cap Growth Fund
                        NorthPointe Small Cap Value Fund

                    Supplement dated February 12, 2008 to the
           Statement of Additional Information dated February 28, 2007
                            (as revised May 1, 2007)

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Statement of Additional Information ("SAI").

1.  Effective  January 31, 2008,  John H. Grady  resigned as President and Chief
Executive  Officer of the Trust.  All references to John H. Grady in the section entitled  "Trustees  and  Officers  of the  Trust" and in the  section  entitled
"Distributor" are amended accordingly.

2. Effective January 31, 2008, the Board of Trustees approved S. Timothy Grugeon as President and Chief Executive Officer of the Trust. Mr. Grugeon is the acting
Chief Executive  Officer of Nationwide  Funds Group,  which includes  Nationwide
Fund Advisors,  Nationwide Fund Management LLC and Nationwide Fund  Distributors
LLC. He also has served as the Chief Operating Officer of Nationwide Funds Group
since May 2007. Mr. Grugeon also is the acting president of NWD Investments, the asset  management  operations  of Nationwide  Mutual  Insurance  Company,  which includes  Nationwide SA Capital Trust. From December 2006 until January 2008, he was Executive  Vice President of NWD  Investments.  He was Vice President of NWD
Investments  from 2003 through  2006,  and Chief  Operating  Officer of Corviant
Corporation, a subsidiary of NWD Investments, from 1999 through 2003.

         PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             NATIONWIDE MUTUAL FUNDS

                       Nationwide Hedged Core Equity Fund

                    Supplement dated February 12, 2008 to the
           Statement of Additional Information dated February 28, 2007
                            (as revised May 1, 2007)

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Statement of Additional Information ("SAI").

1.  Effective  January 31, 2008,  John H. Grady  resigned as President and Chief
Executive  Officer of the Trust.  All references to John H. Grady in the section entitled  "Trustees  and  Officers  of the  Trust" and in the  section  entitled
"Distributor" are amended accordingly.

2. Effective January 31, 2008, the Board of Trustees approved S. Timothy Grugeon as President and Chief Executive Officer of the Trust. Mr. Grugeon is the acting
Chief Executive  Officer of Nationwide  Funds Group,  which includes  Nationwide
Fund Advisors,  Nationwide Fund Management LLC and Nationwide Fund  Distributors
LLC. He also has served as the Chief Operating Officer of Nationwide Funds Group
since May 2007. Mr. Grugeon also is the acting president of NWD Investments, the asset  management  operations  of Nationwide  Mutual  Insurance  Company,  which includes  Nationwide SA Capital Trust. From December 2006 until January 2008, he was Executive  Vice President of NWD  Investments.  He was Vice President of NWD
Investments  from 2003 through  2006,  and Chief  Operating  Officer of Corviant
Corporation, a subsidiary of NWD Investments, from 1999 through 2003.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             NATIONWIDE MUTUAL FUNDS

                         Nationwide Market Neutral Fund
                         Nationwide Small Cap Core Fund

                    Supplement dated February 12, 2008 to the
           Statement of Additional Information dated February 28, 2007
                            (as revised May 1, 2007)

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Statement of Additional Information ("SAI").

1.  Effective  January 31, 2008,  John H. Grady  resigned as President and Chief
Executive  Officer of the Trust.  All references to John H. Grady in the section entitled  "Trustees  and  Officers  of the  Trust" and in the  section  entitled
"Distributor" are amended accordingly.

2. Effective January 31, 2008, the Board of Trustees approved S. Timothy Grugeon as President and Chief Executive Officer of the Trust. Mr. Grugeon is the acting
Chief Executive  Officer of Nationwide  Funds Group,  which includes  Nationwide
Fund Advisors,  Nationwide Fund Management LLC and Nationwide Fund  Distributors
LLC. He also has served as the Chief Operating Officer of Nationwide Funds Group
since May 2007. Mr. Grugeon also is the acting president of NWD Investments, the asset  management  operations  of Nationwide  Mutual  Insurance  Company,  which includes  Nationwide SA Capital Trust. From December 2006 until January 2008, he was Executive  Vice President of NWD  Investments.  He was Vice President of NWD
Investments  from 2003 through  2006,  and Chief  Operating  Officer of Corviant
Corporation, a subsidiary of NWD Investments, from 1999 through 2003.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             NATIONWIDE MUTUAL FUNDS

                       Nationwide International Value Fund
                      Nationwide U.S. Small Cap Value Fund

                    Supplement dated February 12, 2008 to the
           Statement of Additional Information dated December 19, 2007

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Statement of Additional Information ("SAI").

1.  Effective  January 31, 2008,  John H. Grady  resigned as President and Chief
Executive  Officer of the Trust.  All references to John H. Grady in the section entitled  "Trustees  and  Officers  of the  Trust" and in the  section  entitled
"Distributor" are amended accordingly.

2. Effective January 31, 2008, the Board of Trustees approved S. Timothy Grugeon as President and Chief Executive Officer of the Trust. Mr. Grugeon is the acting
Chief Executive  Officer of Nationwide  Funds Group,  which includes  Nationwide
Fund Advisors,  Nationwide Fund Management LLC and Nationwide Fund  Distributors
LLC. He also has served as the Chief Operating Officer of Nationwide Funds Group
since May 2007. Mr. Grugeon also is the acting president of NWD Investments, the asset  management  operations  of Nationwide  Mutual  Insurance  Company,  which includes  Nationwide SA Capital Trust. From December 2006 until January 2008, he was Executive  Vice President of NWD  Investments.  He was Vice President of NWD
Investments  from 2003 through  2006,  and Chief  Operating  Officer of Corviant
Corporation, a subsidiary of NWD Investments, from 1999 through 2003.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             NATIONWIDE MUTUAL FUNDS

                 Nationwide Small Cap Growth Opportunities Fund
                         Nationwide Small Cap Value Fund

                    Supplement dated February 12, 2008 to the
           Statement of Additional Information dated February 28, 2007
                            (as revised May 1, 2007)

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Statement of Additional Information ("SAI").

1.  Effective  January 31, 2008,  John H. Grady  resigned as President and Chief
Executive  Officer of the Trust.  All references to John H. Grady in the section entitled  "Trustees  and  Officers  of the  Trust" and in the  section  entitled
"Distributor" are amended accordingly.

2. Effective January 31, 2008, the Board of Trustees approved S. Timothy Grugeon as President and Chief Executive Officer of the Trust. Mr. Grugeon is the acting
Chief Executive  Officer of Nationwide  Funds Group,  which includes  Nationwide
Fund Advisors,  Nationwide Fund Management LLC and Nationwide Fund  Distributors
LLC. He also has served as the Chief Operating Officer of Nationwide Funds Group
since May 2007. Mr. Grugeon also is the acting president of NWD Investments, the asset  management  operations  of Nationwide  Mutual  Insurance  Company,  which includes  Nationwide SA Capital Trust. From December 2006 until January 2008, he was Executive  Vice President of NWD  Investments.  He was Vice President of NWD
Investments  from 2003 through  2006,  and Chief  Operating  Officer of Corviant
Corporation, a subsidiary of NWD Investments, from 1999 through 2003.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             NATIONWIDE MUTUAL FUNDS

                        Nationwide Destination 2010 Fund
                        Nationwide Destination 2015 Fund
                        Nationwide Destination 2020 Fund
                        Nationwide Destination 2025 Fund
                        Nationwide Destination 2030 Fund
                        Nationwide Destination 2035 Fund
                        Nationwide Destination 2040 Fund
                        Nationwide Destination 2045 Fund
                        Nationwide Destination 2050 Fund
                        Nationwide Retirement Income Fund

                    Supplement dated February 12, 2008 to the
            Statement of Additional Information dated August 29, 2007

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Statement of Additional Information ("SAI").

1.  Effective  January 31, 2008,  John H. Grady  resigned as President and Chief
Executive  Officer of the Trust.  All references to John H. Grady in the section entitled  "Trustees  and  Officers  of the  Trust" and in the  section  entitled
"Distributor" are amended accordingly.

2. Effective January 31, 2008, the Board of Trustees approved S. Timothy Grugeon as President and Chief Executive Officer of the Trust. Mr. Grugeon is the acting
Chief Executive  Officer of Nationwide  Funds Group,  which includes  Nationwide
Fund Advisors,  Nationwide Fund Management LLC and Nationwide Fund  Distributors
LLC. He also has served as the Chief Operating Officer of Nationwide Funds Group
since May 2007. Mr. Grugeon also is the acting president of NWD Investments, the asset  management  operations  of Nationwide  Mutual  Insurance  Company,  which includes  Nationwide SA Capital Trust. From December 2006 until January 2008, he was Executive  Vice President of NWD  Investments.  He was Vice President of NWD
Investments  from 2003 through  2006,  and Chief  Operating  Officer of Corviant
Corporation, a subsidiary of NWD Investments, from 1999 through 2003.